Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b) Identity of Issuer	(c) Description of Investment	(e) Current Value(1)
	Vanguard	Vanguard Growth Index Fund	52,872,676
	Vanguard	Vanguard Target Retirement 2030 Trust II Fund	49,633,871
	Vanguard	Vanguard Target Retirement 2035 Trust II Fund	44,527,245
	Allspring	Allspring Enhanced Stock Market CIT N Fund	41,866,979
	Vanguard	Vanguard Target Retirement 2025 Trust II Fund	36,735,686
	Vanguard	Vanguard Target Retirement 2040 Trust II Fund	31,306,235
	Galliard	Galliard Stable Return PN Fund	27,651,018
	Dodge & Cox	Dodge & Cox Stock X Fund	26,669,927
	Vanguard	Vanguard Target Retirement 2045 Trust II Fund	23,927,193
	Vanguard	Vanguard S&P Mid Cap 400 Index Fund	20,009,626
*	Leggett & Platt, Incorporated	Common stock	18,183,691
	Vanguard	Vanguard Target Retirement 2050 Trust II Fund	18,030,717
	Vanguard	Vanguard FTSE All World ex US Index Fund	15,329,207
	Vanguard	Vanguard Target Retirement 2020 Trust II Fund	13,426,456
	Vanguard	Vanguard Target Retirement 2055 Trust II Fund	13,134,924
	Vanguard	Vanguard Small Cap Index Fund	12,833,716
	Baird	Baird Core Plus Bond Fund	10,125,209
	Vanguard	Vanguard Target Retirement Inc Trust II Fund	7,867,283
	Vanguard	Vanguard Target Retirement 2060 Trust II Fund	7,476,939
	Vanguard	Vanguard Target Retirement 2065 Trust II Fund	2,552,722
	Vanguard	Vanguard Target Retirement 2070 Trust II Fund	482,182
*^	Various Participants	Notes receivable from participants with interest rates set at prime plus 1% (4.25% - 10.50%)	8,023,643
	Total investments		$482,667,145

(1)    See Note B of Notes to Financial Statements regarding the December 31, 2025 valuation of assets.
*    Investments in assets of parties-in-interest to the Plan.
^    Net of $22,000 of cumulative deemed loan distributions.